Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Beginning Balance	$ 89.9	$ 88.9
Additions for Tax Positions Taken in Current Year		0.2
Additions for Tax Positions Taken in Prior Years	2.2	7.1
Reductions for Tax Positions Taken in Prior Years	(5.2)	(6.0)
Reductions Resulting from Expiration of Statutes	(0.9)	(0.3)
Reductions Resulting from Settlements with Taxing Authorities	(68.2)
Ending Balance	$ 17.8	$ 89.9